Significant Accounting Policies - Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense
Deferred finance costs and debt discounts
Amortization of deferred financing costs and debt discounts	$ 16,800	$ 16,900	$ 15,000